UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number  811-21486
                                    811-21538

Name of Fund:  Merrill Lynch Real Investment Fund
               Master Real Investment Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Chief Executive
         Officer, Merrill Lynch Real Investment Fund and Master Real Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments


Merrill Lynch Real Investment Fund

Schedule of Investments as of August 31, 2005

                         Beneficial
                           Interest    Mutual Funds                                                                Value
                     $   70,273,295    Master Real Investment Trust                                      $    98,794,117

                                       Total Investments (Cost - $80,102,706) - 100.1%                        98,794,117
                                       Liabilities in Excess of Other Assets - (0.1%)                          (102,634)
                                                                                                         ---------------
                                       Net Assets - 100.0%                                               $    98,691,483
                                                                                                         ===============


Master Real Investment Trust

Schedule of Investments as of August 31, 2005
                                     Face
                                   Amount    Asset-Backed Securities++                                                      Value
                            $   1,000,000    ACE Securities Corp. Series 2004-OP1 Class M3, 4.891%
                                             due 4/25/2034 (a)                                                      $   1,001,831
                                3,000,000    Accredited Mortgage Loan Trust Series 2004-3 Class 2A6, 4.221%
                                             due 10/25/2034 (a)                                                         3,024,567
                                  200,000    American Express Credit Account Master Trust Series 2002-1
                                             Class A, 3.878% due 9/15/2009 (a)                                            200,286
                                             Ameriquest Mortgage Securities, Inc. (a):
                                1,000,000        Series 2004-IA1 Class M4, 5.141% due 9/25/2034                         1,017,037
                                1,500,000        Series 2004-R1 Class M2, 4.221% due 2/25/2034                          1,502,622
                                  200,000    Asset Backed Securities Corp. Home Equity Series 2004-HE9
                                             Class M2, 4.841% due 12/25/2034 (a)                                          203,148
                                  200,000    BA Master Credit Card Trust Series 2001 Class A, 3.888%
                                             due 6/15/2008 (a)                                                            200,163
                                  200,000    Bank One Issuance Trust Series 2002 Class A5, 3.888%
                                             due 6/15/2010 (a)                                                            198,971
                                1,000,000    Bear Stearns Asset Backed Securities, Inc. Series 2004-FR3 Class
                                             M2, 5% due 10/25/2034 (a)                                                  1,014,240
                                             Capital Auto Receivables Asset Trust Series 2003-2 (a):
                                   60,850        Class A3B, 3.808% due 2/15/2007                                           60,854
                                  200,000        Class A4B, 3.828% due 1/15/2009                                          200,085
                                             Capital One Auto Finance Trust (a):
                                   63,300        Series 2003-A Class A3B, 3.928% due 10/15/2007                            63,317
                                  331,809        Series 2003-B Class A3, 3.878% due 1/15/2008                             331,922
                                  200,000    Capital One Master Trust Series 1999-3 Class A, 4.018%
                                             due 9/15/2009 (a)                                                            200,414
                                1,500,000    Capital One Multi-Asset Execution Trust Series 2002
                                             Class C1, 6.518% due 7/15/2010 (a)                                         1,563,012
                                2,000,000    Centex Home Equity Series 2004-D Class MV1, 4.261%
                                             due 9/25/2034 (a)                                                          2,011,974
                                  200,000    Chase Credit Card Master Trust Series 2002-8 Class A, 3.828%
                                             due 3/17/2008 (a)                                                            200,020
                                  200,000    Citibank Credit Card Issuance Trust Series 2002 Class A5,
                                             3.45% due 9/17/2007 (a)                                                      199,966
                                             Countrywide Asset-Backed Certificates (a):
                                1,000,000        Series 2003-2 Class M1, 4.34% due 6/26/2033                            1,004,386
                                1,000,000        Series 2004-5 Class M2, 4.31% due 7/25/2034                            1,005,270
                                2,000,000        Series 2004-8 Class M1, 4.341% due 2/25/2035                           2,012,142
                                1,000,000        Series 2005-BC3 Class 2A3, 4.051% due 6/25/2035                        1,000,000
                                2,000,000    Fremont Home Loan Trust Series 2004-3 Class M2, 4.341%
                                             due 11/25/2034 (a)                                                         2,000,628
                                  200,000    Household Automotive Trust Series 2002-3 Class A4B,
                                             4.129% due 5/18/2009 (a)                                                     200,338
                                   16,952    Long Beach Mortgage Loan Trust Series 2003-4 Class AV3,
                                             3.981% due 8/25/2033 (a)                                                      16,964
                                  365,000    MBNA Credit Card Master Note Trust Series 2001 Class C1,
                                             4.818% due 10/15/2008 (a)                                                    366,784
                                  442,423    MSDWCC Heloc Trust Series 2003-2 Class A, 3.901%
                                             due 4/25/2016 (a)                                                            442,996
                                             Morgan Stanley ABS Capital (a):
                                1,000,000        Series 2003-NC5 Class M2, 5.64% due 4/25/2033                          1,010,803
                                  813,928        Series 2004-NC1 Class A2, 4.01% due 12/27/2033                           817,018
                                  500,000    Residential Asset Mortgage Products, Inc. Series 2004-RZ4
                                             Class M3, 4.73% due 12/25/2034 (a)                                           502,094
                                             Residential Asset Securities Corp. (a):
                                  129,175        Series 2000-KS4 Class AII, 3.871% due 9/25/2031                          129,211
                                1,000,000        Series 2004-KS8 Class MII2, 4.91% due 9/25/2034                          999,957
                                   15,875    Saxon Asset Securities Trust Series 2003-2 Class AV2, 3.941%
                                             due 6/25/2033 (a)                                                             15,882
                                  124,042    Wachovia Asset Securitization, Inc. Series 2003-HE1
                                             Class A1, 3.931% due 3/25/2033 (a)                                           124,146
                                  459,000    Wells Fargo Home Equity Trust Series 2004-2 Class M5,
                                             5.08% due 11/25/2033 (a)                                                     471,421

                                             Total Asset-Backed Securities
                                             (Cost - $26,233,800) - 22.1%                                              25,314,469


                                             Government Agency Mortgage-Backed Securities++

                                             Fannie Mae Guaranteed Pass Through Certificates:
                                  232,522        5.95% due 11/01/2011                                                     241,574
                                1,027,000        4.70% due 12/01/2012                                                   1,035,442
                                1,498,591        4.79% due 7/01/2013                                                    1,515,510
                                  727,932        5.60% due 11/01/2013                                                     763,423
                                  641,750        4.825% due 12/01/2013                                                    646,924

                                             Total Government Agency Mortgage-Backed Securities
                                             (Cost - $4,203,910) - 3.7%                                                 4,202,873


                                             Government Agency Mortgage-Backed Securities++ -
                                             Collateralized Mortgage Obligations

                                2,521,486    Fannie Mae Trust Series 2004-36 Class FJ,
                                             3.941% due 3/25/2018 (a)                                                   2,505,322
                                  288,445    Freddie Mac Multiclass Certificates Series 1625 Class FG,
                                             3.657% due 12/15/2008 (a)                                                    286,831

                                             Total Government Agency Mortgage-Backed
                                             Securities - Collateralized Mortgage Obligations
                                             (Cost - $2,806,385) - 2.4%                                                 2,792,153


                                             Non-Government Agency Mortgage-Backed Securities++ -
                                             Collateralized Mortgage Obligations

                                1,258,498    ABN AMRO Mortgage Corp. Series 2003 Class 2A1, 4.141%
                                             due 3/25/2018 (a)                                                          1,258,935
                                1,113,420    Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4,
                                             4.041% due 3/25/2034 (a)                                                   1,111,871
                                1,815,656    Countrywide Home Loan Mortgage Pass-Through
                                             Trust Series 2004-J7 Class 1A1, 4.091% due 8/25/2034 (a)                   1,815,840
                                2,279,492    GMAC Mortgage Corp Loan Trust Series 2004-J2 Class A2, 4.141%
                                             due 6/25/2034 (a)                                                          2,279,806
                                             Granite Mortgages Plc, Class 1C (a):
                                  275,000        Series 2002-1, 4.92% due 4/20/2042                                       278,370
                                  500,000        Series 2003-1, 5.07% due 1/20/2043                                       513,355
                                1,900,000    Holmes Financing Series 8 Class 2C, 4.319% due 7/15/2040 (a)               1,906,531
                                3,000,000    Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1,
                                             4.241% due 11/25/2034 (a)                                                  3,012,883
                                1,000,000    Master Asset Backed Securities Trust Series 2004-HE1
                                             Class M5, 5.18% due 9/25/2034 (a)                                          1,019,039
                                2,000,000    Master Asset Securitization Trust Series 2003-7 Class 4A37,
                                             4.23% due 9/25/2033 (a)                                                    1,963,576
                                             Residential Accredit Loans, Inc. (a):
                                  654,126        Series 2004-QS8 Class A4, 4.041% due 6/25/2034                           653,719
                                1,000,000        Series 2005-QS12 Class A8, 4.18% due 8/25/2035                         1,000,000
                                1,416,197    Residential Funding Mtg Sec I Series 2003-S14
                                             Class A6, 4.041% due 7/25/2018 (a)                                         1,415,662
                                  499,872    Washington Mutual Series 2005-AR2 Class B5, 4.641%
                                             due 1/25/2045 (a)                                                            499,872

                                             Total Non-Government Agency Mortgage-Backed Securities
                                             Collateralized Mortgage Obligations
                                             (Cost - $17,743,055) - 16.4%                                              18,729,459



Industry                                     Corporate Bonds & Structure Notes
Commercial Banks - 22.9%                     Barclays Bank Plc (Goldman Sachs Commodity Index Total Return
                                             Linked Notes) (c):
                                7,250,000        3.834% due 9/13/2007 (b)                                              15,690,553
                                5,000,000        Cayman Branch, 2.53% due 9/08/2005                                    10,526,328
                                                                                                                    -------------
                                                                                                                       26,216,881

Diversified Financial Services -             AIG-FP Structured Finance (Cayman) Limited (Goldman Sachs
25.4%                                        Commodity Index Total Return Linked Notes) (c):
                                9,000,000        3.02% due 4/07/2006                                                   13,709,308
                                3,000,000        1.50% due 5/14/2007                                                    6,361,982
                                4,500,000    JPMorgan Chase Bank (Goldman Sachs Commodity Index Total
                                             Return Linked Notes), 3.63% due 4/20/2006 (c)                              7,402,028
                                1,000,000    Links Finance Corp. Series 55, 4.04% due 9/15/2010 (a)                       997,163
                                  500,000    Sigma Finance Inc., 5.89% due 3/31/2014 (a)(e)                               504,958
                                                                                                                    -------------
                                                                                                                       28,975,439

Oil, Gas, and Consumable          250,000    Pemex Project Funding Master Trust, 5.17%
Fuels - 0.2%                                 due 6/15/2010 (a)(b)                                                         259,250

                                             Total Corporate Bonds & Structured Notes
                                             (Cost - $34,000,302) - 48.5%                                              55,451,570


                               Beneficial
                                 Interest    Short-Term Securities
                            $   7,405,155    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (d)                7,405,155

                                             Total Short-Term Securities
                                             (Cost - $7,405,155) - 6.5%                                                 7,405,155

                                             Total Investments (Cost - $92,392,607) - 99.6%                           113,895,679


                                Number of
                                Contracts    Options Written
Call Options Written                   2*    Consumer Price Index (CPI) Linked Floor,
                                             expiring April 2009 at USD 1,
                                             Broker, Morgan Stanley Capital Services, Inc.                                (3,200)
                                       5*    Swaption, expiring January 2006 at USD 4.25,
                                             Broker, UBS Warburg                                                         (10,500)

Put Options Written                    5*    Swaption, expiring January 2006 at USD 4.25,
                                             Broker, UBS Warburg                                                          (9,000)

                                             Total Options Written
                                             (Premiums Received - $22,825) - 0.0%                                        (22,700)

                                             Total Investments, Net of Options Written
                                             (Cost - $92,369,782**) - 99.6%                                           113,872,979
                                             Other Assets Less Liabilities - 0.4%                                         465,283
                                                                                                                    -------------
                                             Net Assets - 100.0%                                                    $ 114,338,262
                                                                                                                    =============

 ++ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

  * One contract represents a notional amount of $1,000,000.

 ** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     92,369,121
                                                   ================
    Gross unrealized appreciation                  $     21,615,359
    Gross unrealized depreciation                         (111,501)
                                                   ----------------
    Net unrealized appreciation                    $     21,503,858
                                                   ================


(a) Floating rate note.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Represents a structured note; the interest rate shown reflects the effective yield at the time of purchase by the Trust.

(d) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $4,141,530       $   198,114


    Financial futures contracts sold as of August 31, 2005 were as follows:


    Number of                       Expiration                      Unrealized
    Contracts     Issue                Date          Face Value   Depreciation

    19          Five-Year
            U.S. Treasury Bond    December 2005      $2,042,577    $  (16,548)
    19          Ten-Year
            U.S. Treasury Bond    September 2005     $2,143,166        (2,350)
                                                                   -----------
    Total                                                          $  (18,898)
                                                                   ===========


(e) Restricted security as to resale, representing 0.4% of net assets, were as follows:

                                   Acquisition                          Market
    Issue                              Date            Cost              Value

    Sigma Finance Corp., 5.89%
    due 3/31/2014                   3/26/2004       $  500,000     $   504,958


    Swaps outstanding as of August 31, 2005 were as follows:

                                                                  Unrealized
                                                    Notional     Appreciation
                                                     Amount     (Depreciation)

    Receive (pay) a variable return based on the change in the spread return of the Lehman
    Brothers CMBS Aaa 8.5+ Index and receive a floating rate based on the spread plus .60%

    Broker, Citibank N.A.
    Expires December 2005                          $  4,000,000              -

    Sold credit default protection on Dow Jones
    CDX North America Investment Grade Index
    Series 2 and receive .60%

    Broker, JPMorgan Chase Bank
    Expires September 2009                         $  2,000,000     $    9,060

    Sold credit default protection on Fannie
    Mae and receive .18%

    Broker, Lehman Brothers Special Finance
    Expires March 2010                             $  1,000,000            683

    Sold credit default protection on Freddie
    Mac and receive .15%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                              $  4,000,000          6,012

    Sold credit default protection on Fannie
    Mae and receive .48%

    Broker, Deutsche Bank AG
    Expires June 2010                              $  2,000,000         16,850

    Receive a floating rate based on 1-month
    USD LIBOR plus .47%, which is capped at a fixed coupon of 6% from 12/16/05 through expiration and pay a floating rate based on 1-month USD LIBOR

    Broker, Credit Suisse First Boston
    Expires June 2011                              $  4,500,000          1,301

    Sold credit default protection on Holmes
    Financing Plc Series 8 Class 2C and
    receive .55%

    Broker, Deutsche Bank AG
    Expires July 2040                              $  2,000,000            654

    Sold credit default protection on Permanent
    Financing Plc Series 4 Class 2C and
    receive .55%

    Broker, Deutsche Bank AG
    Expires June 2042                              $  2,000,000          1,754

    Sold credit default protection on Granite
    Mortgages Plc Series 2004-2 Class 1C and receive .45%

    Broker, Deutsche Bank AG
    Expires June 2044                              $  2,000,000        (1,800)
                                                                    ----------
    Total                                                           $   34,514
                                                                    ==========

    For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Real Investment Fund and Master Real Investment Trust


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Real Investment Fund and
       Master Real Investment Trust


Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Real Investment Fund and
       Master Real Investment Trust


Date: October 19, 2005


By:    /s/ Donald C. Burke
       -------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Real Investment Fund and
       Master Real Investment Trust

Date: October 19, 2005